Dissagreggated Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Dissagreggated Revenue [Abstract]
DISSAGREGGATED REVENUE

14. DISSAGREGGATED REVENUE

The following table shows disaggregated revenue by major product categories for the periods ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Private-labelled apparel products	67,730,485	32,710,445	4,166,989
Own-branded apparel products	11,526,138	27,526,221	3,506,569
Total	79,256,623	60,236,666	7,673,558

The following table shows disaggregated cost of sales by major product categories for the periods ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Private-labelled apparel products	59,393,295	29,052,173	3,700,961
Own-branded apparel products	3,504,012	5,385,166	686,017
Total	62,897,307	34,437,339	4,386,978

The following table sets forth a breakdown of our gross profit and gross profit margin for periods ended June 30, 2024 and 2025, respectively:

	For the six months ended June 30,
	2024				2025
Product category	Revenue	Cost of revenue	Gross profit	Gross profit margin	Revenue		Cost of revenue		Gross profit		Gross profit margin
	HKD	HKD	HKD	%	HKD	USD	HKD	USD	HKD	USD	%
Private-labelled apparel products	67,730,485	59,393,295	8,337,190	12.3%	32,710,445	4,166,989	29,052,173	3,700,961	3,658,272	466,028	11.2%
Own-branded apparel products	11,526,138	3,504,012	8,022,126	69.6%	27,526,221	3,506,569	5,385,166	686,017	22,141,055	2,820,552	80.4%
Total	79,256,623	62,897,307	16,359,316	20.6%	60,236,666	7,673,558	34,437,339	4,386,978	25,799,327	3,286,580	42.8%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the six months ended June 30,
	2024	2025	2025
	HKD	HKD	US$
Geographical locations:
The United States and Canada	63,140,914	30,104,645	3,835,035
The UK	11,752,301	27,236,666	3,469,683
Others	4,363,408	2,895,355	368,840
Total	79,256,623	60,236,666	7,673,558

13. DISSAGREGGATED REVENUE

The following table shows disaggregated revenue by major product categories for the years ended December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Private-labelled apparel products	156,316,352	196,736,307	25,327,485
Own-branded apparel products	17,886,275	38,931,427	5,011,963
Total	174,202,627	235,667,734	30,339,448

The following table shows disaggregated cost of revenues by major product categories for the years ended December 31, 2023 and 2024, respectively:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Private-labelled apparel products	134,239,759	178,307,992	22,955,056
Own-branded apparel products	4,914,557	7,915,189	1,018,987
Total	139,154,316	186,223,181	23,974,043

The following table sets forth a breakdown of our gross profit and gross profit margin for years ended December 31, 2023 and 2024:

Product category	For the year ended December 31, 2024
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	196,736,307	178,307,992	18,428,315	9.4%
Own-branded apparel products	38,931,427	7,915,189	31,016,238	79.7%
Total	235,667,734	186,223,181	49,444,553	21.0%
Product category	For the year ended December 31, 2023
	Revenue	Cost of revenue	Gross profit	Gross profit margin
	HKD	HKD	HKD	%
Private-labelled apparel products	156,316,352	134,239,759	22,076,593	14.1%
Own-branded apparel products	17,886,275	4,914,557	12,971,718	72.5%
Total	174,202,627	139,154,316	35,048,311	20.1%

In the following table, revenue is disaggregated by the geographical locations of customers:

	For the years ended December 31,
	2023	2024	2024
	HKD	HKD	US$
Geographical locations:
The United States and Canada	132,124,783	171,354,373	22,059,859
The UK	17,898,073	39,906,752	5,137,525
Others	24,179,771	24,406,609	3,142,064
Total	174,202,627	235,667,734	30,339,448